UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09461

        Nuveen North Carolina Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 20.3% (11.8% of Total Investments)
$ 380	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AA+	$379,757
	2001A, 5.125%, 10/01/26
500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, High Point University,	9/11 at 101.00	Baa2	492,030
	Series 2001, 5.125%, 9/01/18
1,430	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	1,520,691
	4/01/17 – AMBAC Insured
250	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A	236,058
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/37 – FGIC Insured
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%,	6/11 at 100.00	AA+	1,733,620
	12/01/25 – MBIA Insured
1,845	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,973,025

6,155	Total Education and Civic Organizations			6,335,181

	Health Care – 21.0% (12.2% of Total Investments)
555	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB	469,758
	2007, 5.250%, 10/01/38
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,133,099
	Medical Center, Series 2002A, 5.250%, 1/01/15
2,500	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series	5/08 at 100.00	AA–	2,499,800
	1996, 5.250%, 5/01/26
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	1,460,250
	Center, Series 2002, 5.250%, 6/01/22
500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	484,455
	2007, 5.000%, 11/01/20
300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A+	274,485
	2005, 5.000%, 1/01/33 – FGIC Insured
255	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AAA	232,529
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – MBIA Insured

6,720	Total Health Care			6,554,376

	Housing/Single Family – 5.3% (3.0% of Total Investments)
430	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	401,323
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
730	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	735,030
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
250	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	215,993
	7/01/33 (Alternative Minimum Tax)
330	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	288,212
	7/01/37 (Alternative Minimum Tax)

1,740	Total Housing/Single Family			1,640,558

	Long-Term Care – 2.6% (1.5% of Total Investments)
300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	280,674
	Homes, Series 2006B, 5.200%, 10/01/21
200	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	185,814
	Homes, Series 2006, 5.400%, 10/01/27
150	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	126,609
	5.000%, 1/01/36
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	221,878
	Series 2005A, 5.250%, 9/01/21

900	Total Long-Term Care			814,975

	Materials – 1.4% (0.8% of Total Investments)
515	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	445,290
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005,
	5.750%, 8/01/35 (Alternative Minimum Tax)

	Tax Obligation/General – 9.9% (5.7% of Total Investments)
1,000	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	1,030,000
	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,039,920
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,009,810

3,000	Total Tax Obligation/General			3,079,730

	Tax Obligation/Limited – 25.7% (14.9% of Total Investments)
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,401,456
	Series 2003G, 5.375%, 6/01/26
160	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 –	6/17 at 100.00	AAA	154,392
	MBIA Insured
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 –	12/12 at 100.00	AAA	1,981,994
	AMBAC Insured
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	AAA	1,263,963
	AMBAC Insured
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,332,496
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series	6/14 at 100.00	AA+	474,385
	2004B, 5.000%, 6/01/20
170	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	163,749
150	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	146,493
	12/01/27 – FSA Insured
700	Sampson County, North Carolina, Certificates of Participation, Series 2006,	6/17 at 100.00	AAA	664,664
	5.000%, 6/01/34 – FSA Insured (UB)
250	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	AAA	235,670
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
195	Wilson, North Carolina, Certificates of Particiation, Public Facilities, Series 2007A, 5.000%,	5/17 at 100.00	AAA	186,163
	5/01/29 – AGC Insured

8,005	Total Tax Obligation/Limited			8,005,425

	Transportation – 6.5% (3.8% of Total Investments)
450	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	444,267
	7/01/20 – XLCA Insured
1,530	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aa3	1,591,353
	11/01/18 – FGIC Insured

1,980	Total Transportation			2,035,620

	U.S. Guaranteed – 18.3% (10.6% of Total Investments) (4)
1,000	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	1,063,100
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured
100	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	106,414
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001A, 5.125%,	6/11 at 101.00	AAA	535,175
	6/01/21 (Pre-refunded 6/01/11)
1,620	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AAA	1,727,438
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
800	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	861,032
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA (4)	324,054
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
1,020	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	Aaa	1,108,057
	4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured

5,340	Total U.S. Guaranteed			5,725,270

	Utilities – 23.6% (13.7% of Total Investments)
	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001:
1,000	5.250%, 9/01/20 – FSA Insured	9/11 at 101.00	AAA	1,025,930
500	5.250%, 9/01/21 – FSA Insured	9/11 at 101.00	AAA	512,290
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	503,475
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/08 at 100.00	A	2,504,546
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	Baa1	1,025,170
	1999B, 5.650%, 1/01/16
250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 –	7/15 at 100.00	A	242,118
	FGIC Insured
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	1,541,805
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

7,250	Total Utilities			7,355,334

	Water and Sewer – 38.0% (22.0% of Total Investments)
100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	95,386
	4/01/31 – FSA Insured
2,250	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001,	6/11 at 101.00	AAA	2,263,995
	5.125%, 6/01/26
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	498,815
	5.000%, 6/01/25
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B,	6/14 at 100.00	A	384,768
	5.000%, 6/01/23 – XLCA Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,440	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	4,345,028
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	2,912,070
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	4,560
	Series II-R-645-2, 8.223%, 3/01/36 (IF)
1,385	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	1,341,483
	5.000%, 6/01/37 (UB)

12,080	Total Water and Sewer			11,846,105

$ 53,685	Total Investments (cost $54,656,841) – 172.6%			53,837,864

	Floating Rate Obligations – (20.4)%			(6,350,000)

	Other Assets Less Liabilities – 2.3%			715,514

	Preferred Shares, at Liquidation Value – (54.5)% (5)			(17,000,000)

	Net Assets Applicable to Common Shares – 100%			$31,203,378

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and
XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for
CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (31.6)%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2008, the cost of investments was $48,309,342.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 867,047
Depreciation	(1,688,651)

Net unrealized appreciation (depreciation) of investments	$ (821,604)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008